Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 1, 2014

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Laudus Trust (File Nos. 33-21677 and 811-05547)

Laudus U.S. Large-Cap Growth Fund

Post-Effective Amendment No. 86

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated July 29, 2014, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President
Charles Schwab Investment Management, Inc.